Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jul. 09, 2018
Registrant Name	dei_EntityRegistrantName	PFS FUNDS
Central Index Key	dei_EntityCentralIndexKey	0001103243
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	cfndx
Document Creation Date	dei_DocumentCreationDate	Jul. 09, 2018
Document Effective Date	dei_DocumentEffectiveDate	Jul. 09, 2018
Prospectus Date	rr_ProspectusDate	Jul. 09, 2018
Cargile Fund
Risk Return Abstract	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Cargile Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the expenses and fees that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Redemption Fees on shares sold after holding them for 90 days or less (as a percentage of the amount redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution 12b-1 Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.54%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.24%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.78%
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return each year and that the Fund's operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One Year	rr_ExpenseExampleYear01	$ 181
Three Years	rr_ExpenseExampleYear03	$ 560
Strategy [Heading]	rr_StrategyHeading	The Principal Investment Strategy of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Cargile Fund invests in exchange traded funds ("ETFs") and/or cash and cash equivalents. The underlying ETFs generally invest in equity securities and fixed income securities.

Cargile Investment Management, Inc., the investment adviser to the Fund, allocates the Fund's assets among its investment categories based on a proprietary trend analysis model. The trend analysis model is designed to identify a primary trend, or price direction, of stock prices. Once a trend is identified the Fund will typically allocate its assets among equity ETFs, fixed income ETFs and/or other cash equivalents. The allocation between these three asset classes will be determined by the Adviser’s proprietary trend analysis. Where the trend analysis results suggest a rising markets trend, the Fund’s portfolio will be balanced with a higher proportion of equity ETFs. Whereas, when the trend analysis results suggest a falling markets trend, the Fund’s portfolio will be positioned to reflect more fixed income ETFs and/or cash equivalents. When the Adviser’s proprietary trend analysis model indicates a high-conviction trade, the Adviser may allocate up to 50% the Fund’s assets to leveraged equity ETFs and/or leveraged income ETFs. The Fund will hold these leveraged ETFs for as long as the Adviser’s model is indicating a high-conviction trade. Typically, this results in the Fund holding these positions for more than one day. A high-conviction trade occurs when the Adviser’s trend model indicates a strong likelihood that stock prices are going to move in a specific direction.

Generally, the Fund will invest in ETFs that hold a broad-based basket of equity securities, such as the S&P 500® Index, and/or ETFs that hold fixed income securities. The Fund may invest in ETFs that hold below grade fixed income securities (known as "junk bonds"). When the Adviser’s proprietary trend analysis model indicates a high-conviction trade, the Adviser may allocate to ETFs that are leveraged and would thus anticipate a multiple (e.g., 2X) of the performance of the market. The Adviser’s allocation to leveraged ETFs for the Fund is designed to capture up trends in stock prices, but also subjects the Fund to additional risk if stock prices trend down. Additionally, the Fund may be fully invested, partially invested or fully in cash or cash equivalents at any time. The Fund’s holdings in ETFs may be limited to very few total number of ETFs.

The Adviser’s proprietary investment decision process is rules-based and uses mathematical models to eliminate emotion from the decision process. On a daily basis, the Adviser’s proprietary process determines trend in the asset classes in which the Fund invests. The mathematical models measure technical factors related to daily index price movements such as moving averages, relative strength and correlations to determine price trends, as defined by the Adviser’s proprietary process, in broad equity and fixed income indices. The process produces specific buy and sell signals on the asset classes in which the Fund invests. The methodology used by the Adviser in selecting securities for the Fund’s portfolio generally results in high portfolio turnover.

The Fund may also invest in options to hedge portfolio positions. The Fund may also engage in short-term trading and have a portfolio turnover rate in excess of 100%.

The Fund is a "non-diversified" portfolio, which means it can invest in fewer securities at any one time than a diversified portfolio and can invest more of its assets in securities of a single issuer than a diversified portfolio. The Fund may invest a significant percentage of its assets in a single ETF and/or money market fund, and at times may hold only one such position along with a cash or cash equivalent position. Also, the Fund may participate in a limited number of industry sectors, but will not concentrate its investments in any particular industry.

Risk [Heading]	rr_RiskHeading	The Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Risks of Exchange Traded Funds. Investment in an exchange traded fund (ETF) carries security specific risk and the market risk. Also, if the area of the market representing the underlying index or benchmark does not perform as expected for any reason, the value of the investment in the ETF may decline. In addition, due to transactions via market prices rather than at net asset value, the performance of an ETF may not completely replicate the performance of the underlying index. In addition, the Fund will indirectly bear a proportionate share of expenses, including any management fees, paid by each ETF in which the Fund invests. Such expenses are in addition to the operating expenses of the Fund, which are borne directly by shareholders of the Fund.

Portfolio Turnover Risk. The Fund may engage in short-term trading to try to achieve its objective and may have portfolio turnover rates significantly in excess of 100%. Increased portfolio turnover may cause the Fund to incur higher brokerage costs, which may adversely affect the Fund's performance, and may produce increased taxable distributions.

Leveraged ETF Risks. The net asset value and market price of leveraged ETFs are usually more volatile than the value of the tracked index or of other ETFs that do not use leverage. Leveraged ETFs use investment techniques and financial instruments that may be considered aggressive, including the use of derivative transactions. Most leveraged ETFs are designed to achieve their stated objectives on a daily basis. Their performance over long periods of time can differ significantly from the performance of the underlying index during the same period of time. This effect can be magnified in volatile markets.

Risk of Non-Diversification. The Fund is a non-diversified portfolio, which means that it has the ability to take larger positions in a smaller number of securities than a portfolio that is "diversified.” Non-diversification increases the risk that the value of the Fund could go down because of the poor performance of a single investment. Because the Fund may invest a significant percentage of its assets in a single ETF and/or money market fund, and at times may hold only one such position along with a cash or cash equivalent position, there is a risk that events negatively affecting these fewer positions will have a greater negative impact on the Fund’s performance.

Sector Risk. Sector risk is the possibility that all stocks within the same group of industries will decline in price due to sector-specific market or economic developments. The Fund may be overweight in certain sectors at various times.

Management Risks. The Adviser's implementation of the Fund's strategy may fail to produce the intended results. In circumstances where the Adviser establishes high-conviction positions, it is possible the results of the trend analysis will be incorrect and the high-conviction trade (i.e., the leveraged position) will not produce the desired results; in such circumstances, the losses that the Fund could experience could be greater than they would otherwise be had the Fund not taken the leveraged position.

Quantitative/Trend Model Risk. The risk that investments selected using quantitative models to identify market trends may perform differently from the market as a whole or from their expected performance. There can be no assurance that use of a quantitative trend model will enable the Fund to achieve positive returns or outperform the market.

Risks of Options. Purchasing and selling of options require additional skills and techniques beyond normal portfolio management. The Fund's use of options involves risk that such instruments may not work as intended due to unanticipated developments, especially in abnormal market conditions, or if the Adviser makes an error in judgment, or other causes. The use of options may magnify the increase or decrease in the performance of the Fund, and may also subject the Fund to higher price volatility.

The Fund may invest in ETFs and securities that carry the risks described below:

Risks in General. Domestic economic growth and market conditions, interest rate levels, and political events are among the factors affecting the securities markets in which the Fund invests. There is risk that these and other factors may adversely affect the Fund's performance. You could lose money by investing in the Fund.

Risks of Equity Securities. The risks associated with investing in equity securities of companies include the financial and operational risks faced by individual companies, the risk that the stock markets, sectors and industries in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Risks of Fixed Income Securities. Fixed income securities fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than the market price of shorter-term securities.

High-Yield Securities (“Junk Bond”) Risk. To the extent that the Fund invests in Underlying Funds that invest in high-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”), the Fund may be subject to greater levels of interest rate and credit risk than funds that do not invest in such securities. Junk bonds are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Underlying Fund’s ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, an investor may lose its entire investment, which will affect the Fund’s return.

Risks of Derivatives. Underlying funds in the Fund's portfolio may use derivative instruments such as put and call options on stocks and stock indices, and index futures contracts and options thereon. There is no guarantee such strategies will work. If the underlying fund is not successful in employing such instruments in managing its portfolio, the Fund's performance will be worse than if it did not invest in underlying funds employing such strategies. Successful use by an underlying fund of options on stock indices, index futures contracts (and options thereon) will be subject to its ability to correctly predict movements in the direction of the securities generally or of a particular market segment. In addition, underlying funds will pay commissions and other costs in connection with such investments, which may increase the Fund's expenses and reduce the return. In utilizing certain derivatives, an underlying fund's losses are potentially unlimited. Derivative instruments may also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance History
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Past performance (before and after taxes) of the Fund is no guarantee of how it will perform in the future. Past performance provides some indication of the risks of investing in the Fund. There is no performance information for the Fund since the Fund has not completed one full calendar year of operation as of the date of this prospectus. Performance data current to the most recent month end may be obtained by calling 1-888-204-1128.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	888-204-1128
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.cargilefund.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) of the Fund is no guarantee of how it will perform in the future.

[1]	Based on estimated amounts for the current fiscal period